Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2020	12 Months Ended
Dec. 31, 2021
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2020
35	Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2021
Up to the date of issue of these financial statements, the IASB has issued a number of amendments and a new standard, IFRS 17,
Insurance contracts
, which are not yet effective for the year ended December 31, 2021 and which have not been adopted in these financial statements.

Effective for accounting periods beginning on or after
Amendments to IFRS 3, Reference to the Conceptual Framework	January 1, 2022
Amendments to IAS 16, Property, Plant and Equipment: Proceeds before Intended Use	January 1, 2022
Amendments to IAS 37, Onerous Contracts — Cost of Fulfilling a Contract	January 1, 2022
Annual Improvements to IFRSs 2018-2020 Cycle	January 1, 2022
Amendments to IAS 1, Classification of Liabilities as Current or Non-current	January 1, 2023
Amendments to HKAS 1 and HKFRS Practice Statement 2, Disclosure of accounting policies	January 1, 2023
Amendments to HKAS 8, Definition of accounting estimates	January 1, 2023
Amendments to HKAS 12, Deferred tax related to assets and liabilities arising from a single transaction	January 1, 2023
The Group is in the process of making an assessment of what the impact of these developments is expected to be in the period of initial application. So far it has concluded that the adoption of them is unlikely to have a significant impact on the consolidated financial statements.